Derivative Instruments - Interest Rate Caps (Details) - Interest rate cap agreements - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
LIBOR
Interest rate derivatives
Interest rate cap on floating rate debt (as a percent)	3.00%		3.00%		3.00%
Cash flow hedge
Cash flow hedge activity
Ineffectiveness recorded	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cash flow hedge | Interest expense
Cash flow hedge activity
Expense recognized	56	$ 23	200	$ 55	105	0
Designated as Hedge
Interest rate derivatives
Notional amount	$ 630,000		$ 630,000		$ 630,000	$ 700,000